Fair Value - Reconciliation of Level 3 Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 9	$ 0
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	(4)	10
Transfer In	0	0
Transfers (Out)	0	0
Other	0	(1)
Ending Balance	5	9
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | U.S. state, municipal and political subdivisions | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	52
Total realized and unrealized gains (losses) included in income	0	(1)
Total realized and unrealized gains (losses), Included in OCI	0	1
Purchases, (Sales), Issuances, (Settlements)	0	(35)
Transfer In	5	0
Transfers (Out)	0	0
Other	0	(17)
Ending Balance	5	0
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | Foreign governments | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	17	0
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses), Included in OCI	(1)	0
Purchases, (Sales), Issuances, (Settlements)	(2)	0
Transfer In	0	0
Transfers (Out)	0	0
Other	0	17
Ending Balance	14	17
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | Corporate | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	636	208
Total realized and unrealized gains (losses) included in income	0	(1)
Total realized and unrealized gains (losses), Included in OCI	20	(13)
Purchases, (Sales), Issuances, (Settlements)	(36)	230
Transfer In	0	225
Transfers (Out)	(250)	(13)
Other	0	0
Ending Balance	370	636
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | CLO | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	517	182
Total realized and unrealized gains (losses) included in income	4	3
Total realized and unrealized gains (losses), Included in OCI	55	(9)
Purchases, (Sales), Issuances, (Settlements)	(46)	112
Transfer In	72	337
Transfers (Out)	(444)	(108)
Other	0	0
Ending Balance	158	517
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | ABS | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,813	924
Total realized and unrealized gains (losses) included in income	81	18
Total realized and unrealized gains (losses), Included in OCI	(12)	(35)
Purchases, (Sales), Issuances, (Settlements)	(635)	221
Transfer In	104	703
Transfers (Out)	(191)	(18)
Other	0	0
Ending Balance	1,160	1,813
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | CMBS | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	67	69
Total realized and unrealized gains (losses) included in income	1	1
Total realized and unrealized gains (losses), Included in OCI	0	(2)
Purchases, (Sales), Issuances, (Settlements)	39	23
Transfer In	91	23
Transfers (Out)	(46)	(47)
Other	0	0
Ending Balance	152	67
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | AFS securities | RMBS | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	758	654
Total realized and unrealized gains (losses) included in income	3	11
Total realized and unrealized gains (losses), Included in OCI	19	(15)
Purchases, (Sales), Issuances, (Settlements)	(297)	(47)
Transfer In	0	155
Transfers (Out)	(466)	0
Other	0	0
Ending Balance	17	758
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities | U.S. state, municipal and political subdivisions | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	17	0
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	0	0
Transfer In	0	17
Transfers (Out)	0	0
Other	0	0
Ending Balance	17	17
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities | Corporate | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	16	0
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	(4)	0
Transfer In	0	16
Transfers (Out)	(12)	0
Other	0	0
Ending Balance	0	16
Total gains (losses) included in earnings	4	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities | CLO | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	108	146
Total realized and unrealized gains (losses) included in income	(2)	(16)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	(63)	(22)
Transfer In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	43	108
Total gains (losses) included in earnings	11	(15)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities | ABS | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	98	0
Total realized and unrealized gains (losses) included in income	(16)	(2)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	0	100
Transfer In	0	0
Transfers (Out)	(82)	0
Other	0	0
Ending Balance	0	98
Total gains (losses) included in earnings	0	(1)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Trading securities | RMBS | Fixed Maturity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	29	0
Total realized and unrealized gains (losses) included in income	(23)	(1)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	144	30
Transfer In	0	0
Transfers (Out)	(54)	0
Other	0	0
Ending Balance	96	29
Total gains (losses) included in earnings	(9)	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Mortgage loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	48	73
Total realized and unrealized gains (losses) included in income	0	(3)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	(4)	(4)
Transfer In	0	0
Transfers (Out)	0	0
Other	0	(18)
Ending Balance	44	48
Total gains (losses) included in earnings	0	(3)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Reinsurance recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2,377	2,460
Total realized and unrealized gains (losses) included in income	(685)	(83)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	0	0
Transfer In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	1,692	2,377
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Embedded derivatives | Funds withheld at interest
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	36	127
Total realized and unrealized gains (losses) included in income	104	(91)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	0	0
Transfer In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	140	36
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	6,804	5,244
Total realized and unrealized gains (losses) included in income	(566)	(195)
Total realized and unrealized gains (losses), Included in OCI	82	(76)
Purchases, (Sales), Issuances, (Settlements)	(905)	592
Transfer In	302	1,476
Transfers (Out)	(1,553)	(218)
Other	0	(19)
Ending Balance	4,164	6,804
Total gains (losses) included in earnings	29	(36)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(8,413)	(8,603)
Total realized and unrealized gains (losses), Included in income	335	388
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements), Liabilities	(495)	(198)
Transfers In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	(8,573)	(8,413)
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | AFS securities | CLO | Fixed Maturity Securities | Related Party
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	7	15
Total realized and unrealized gains (losses) included in income	0	(1)
Total realized and unrealized gains (losses), Included in OCI	1	(2)
Purchases, (Sales), Issuances, (Settlements)	0	1
Transfer In	0	0
Transfers (Out)	(8)	(6)
Other	0	0
Ending Balance	0	7
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | AFS securities | ABS | Fixed Maturity Securities | Related Party
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	60	66
Total realized and unrealized gains (losses) included in income	0	0
Total realized and unrealized gains (losses), Included in OCI	0	(1)
Purchases, (Sales), Issuances, (Settlements)	(4)	(5)
Transfer In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	56	60
Total gains (losses) included in earnings	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Trading securities | CLO | Related Party
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	191	268
Total realized and unrealized gains (losses) included in income	(33)	(29)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements)	7	(22)
Transfer In	30	0
Transfers (Out)	0	(26)
Other	0	0
Ending Balance	195	191
Total gains (losses) included in earnings	23	(17)
Interest sensitive contract liabilities | Consolidated Entity Excluding Variable Interest Entities (VIE) | Universal life
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(1,464)	(1,417)
Total realized and unrealized gains (losses), Included in income	581	(47)
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements), Liabilities	0	0
Transfers In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	(883)	(1,464)
Total gains (losses) included in earnings	0	0
Interest sensitive contract liabilities | Consolidated Entity Excluding Variable Interest Entities (VIE) | Embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(4,464)	(4,437)
Total realized and unrealized gains (losses), Included in income	(324)	171
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements), Liabilities	(495)	(198)
Transfers In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	(5,283)	(4,464)
Total gains (losses) included in earnings	0	0
Future policy benefits | Consolidated Entity Excluding Variable Interest Entities (VIE) | AmerUs Closed Block
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(1,581)	(1,715)
Total realized and unrealized gains (losses), Included in income	(25)	134
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements), Liabilities	0	0
Transfers In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	(1,606)	(1,581)
Total gains (losses) included in earnings	0	0
Future policy benefits | Consolidated Entity Excluding Variable Interest Entities (VIE) | ILICO Closed Block and life benefits
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(897)	(1,026)
Total realized and unrealized gains (losses), Included in income	103	129
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements), Liabilities	0	0
Transfers In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	(794)	(897)
Total gains (losses) included in earnings	0	0
Derivative liabilities | Consolidated Entity Excluding Variable Interest Entities (VIE)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	(7)	(8)
Total realized and unrealized gains (losses), Included in income	0	1
Total realized and unrealized gains (losses), Included in OCI	0	0
Purchases, (Sales), Issuances, (Settlements), Liabilities	0	0
Transfers In	0	0
Transfers (Out)	0	0
Other	0	0
Ending Balance	(7)	(7)
Total gains (losses) included in earnings	$ 0	$ 0